INCOME TAXES (Uncertain Tax Positions) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Uncertain Tax Positions [Abstract]
Unrecognized Tax Benefits	$ 2	$ 23
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	2	1
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	0	(22)
Unrecognized Tax Benefits	$ 4	$ 2